Note 11 - Loss Per Share (Details) - Reconciliation of Earnings (Loss) Per Share - shares shares in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Earnings (Loss) Per Share [Abstract]
Weighted average common shares for basic loss per share		85,810	80,991	70,721
Effect of dilutive securities:
Stock options (*)	[1]	0	0
Unvested restricted stock (*)	[1]	0	0
Adjusted weighted average shares for diluted loss per share		85,810	80,991	70,721

[1]	Incremental shares from restricted stock and stock options are computed using the treasury stock method.